Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination
Schedule of assets acquired and liabilities

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition (described below)	163
Purchase consideration	227